Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 894,831	¥ 6,152,407	¥ 10,707,939	¥ 11,604,520
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,235,324	3,235,324	3,290,312	3,281,729
Dilutive effect of employee stock options and restricted share units	19,365	19,365	25,166	25,380
Weighted average number of ordinary shares outstanding, diluted	3,254,689	3,254,689	3,315,478	3,307,109
Net income per share, basic | (per share)	$ 0.28	¥ 1.90	¥ 3.25	¥ 3.54
Net income per share, diluted | (per share)	$ 0.27	¥ 1.89	¥ 3.23	¥ 3.51
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	19,600	19,600	3,800	2,700